Commitments And Contingent Liabilities [Text Block] (Tables)	12 Months Ended
Mar. 31, 2013
Future Minimum Rental Commitments For Non-Cancelable Leases Under Capitalized Leases And Operating Leases [Table Text Block]

	Capitalized leases	Operating leases
	(in millions)
Fiscal year ending March 31:
2014	¥9,753	¥77,307
2015	6,675	64,904
2016	3,666	56,692
2017	2,345	52,653
2018	978	49,154
2019 and thereafter	5,027	370,462

Total minimum lease payments	28,444	¥671,172

Amount representing interest	(2,805)

Present value of minimum lease payments	¥25,639